ACQUISITIONS (Schedule of Pro Forma Adjustments Based on Available Information and Certain Assumptions) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net revenues	$ 1,831.3	$ 1,464.1
Net income (loss)	$ 29.8	$ (90.5)
Income (loss) per share - basic	$ 0.01	$ (0.02)